Income Taxes - Tax Rate Reconciliation Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Income before income taxes	$ 284,183	[1]	$ 169,441	[1]	$ 239,011	[1]
Statutory tax rate	0.00%		0.00%		0.00%
Non-deductible goodwill	0		0		1,484
Adjustments Resulting From [Abstract]
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	(1,359)		1,258		664
Total income tax expense	2,305	[1]	48,884	[1]	58,796	[1]
Effective tax rate	1.00%		29.00%		25.00%
Pre Acquisition From Parent [Member]
Adjustments Resulting From [Abstract]
Federal taxes on income attributable to Partnership assets pre-acquisition	0		0		29,502
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	0		0		1,984
Western Gas Partners [Member]
Adjustments Resulting From [Abstract]
Federal taxes on income attributable to Partnership assets pre-acquisition	3,043		41,557		23,872
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	$ 621		$ 6,069		$ 1,290

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.